UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Sales		$ 12,170,000	$ 8,744,869
Cost of sales		(10,267,645)	(7,007,751)
Gross profit		1,902,355	1,737,118
Operating expenses:
General and administrative		(1,564,543)	(1,262,833)
Selling and marketing		(445,872)	(329,644)
Research and development		(869,957)	(781,775)
Total operating expenses		(2,880,372)	(2,374,252)
Operating (loss) income		(978,017)	(637,134)
Other income (expenses):
Interest income (expenses), net		45,318	(136,575)
Rental income, net		86,898	77,775
Other income, net		52,653	173,072
Total other income, net		184,869	114,272
Loss before income taxes		(793,148)	(522,862)
Income tax refund (provision)		31,927	6,207
Net (loss) income		(761,221)	(516,655)
Other comprehensive income:
Foreign currency translation adjustment		713,573	329,552
Total comprehensive loss		$ (47,648)	$ (187,103)
Earnings per share attributable to common shareholders:
Earnings per share attributable to common shareholders, Shares (in Shares)	[1]	1,075,192	22,995
(Loss) earnings per share (in Dollars per share)	[1]	$ (1.22)	$ (22.47)
(Loss) earnings per share (in Dollars per share)	[1]	$ (1.22)	$ (22.47)
Weighted average number of shares outstanding
Weighted average number of shares outstanding, Basic (in Shares)	[1]	624,587	22,995
Weighted average number of shares outstanding, Diluted (in Shares)	[1]	624,587	22,995

[1]	All share and per-share amounts, par values, and capital balances related to the Company’s ordinary shares presented in these consolidated financial statements have been retrospectively adjusted to reflect (i) the reduction in the par value of ordinary shares from US$0.22 to US$0.00001 per share and the associated transfer of paid-up capital to additional paid-in capital, and (ii) the 1-for-10 reverse stock split (share consolidation) effective April 20, 2026.